Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	STRATEGIC FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000737520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLRX

DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND
Fund Summary
Investment Objective
The fund seeks to maximize capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DREYFUS ACTIVE MIDCAP FUND	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DREYFUS ACTIVE MIDCAP FUND	Class A	Class C	Class I
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	none
Other expenses (including shareholder services fees)	0.49%	0.54%	0.44%
Total annual fund operating expenses	1.24%	2.04%	1.19%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DREYFUS ACTIVE MIDCAP FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	694	946	1,217	1,989
Class C	307	640	1,098	2,369
Class I	121	378	654	1,443

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DREYFUS ACTIVE MIDCAP FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	694	946	1,217	1,989
Class C	207	640	1,098	2,369
Class I	121	378	654	1,443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 83.46%
of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of midsize companies.
The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within mid-cap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks to construct the fund's portfolio, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. The portfolio managers construct the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive. The fund defines "midsize companies" as companies included in the Russell Midcap Index at the time of purchase and typically will hold between 100 and 250 securities.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q2, 2009: 20.71% Worst Quarter Q4, 2008: -28.18%
After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns DREYFUS ACTIVE MIDCAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	Class A returns before taxes	(10.65%)	(5.64%)	2.70%		Jan 29, 1985
Class A After Taxes on Distributions	Class A returns after taxes on distributions	(10.67%)	(6.18%)	1.78%		Jan 29, 1985
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	(6.89%)	(4.64%)	2.29%		Jan 29, 1985
Class C	Class C returns before taxes	(6.87%)	(5.27%)	2.60%	[1]	Nov 27, 2002
Class I	Class I returns before taxes	(5.14%)	(4.61%)	3.33%	[1]	Nov 27, 2002
Russell Midcap® Index	Russell Midcap® Index reflects no deduction for fees, expenses or taxes	(1.55%)	1.41%	6.99%
[1]	For the fund's Class C and I shares, periods prior to 11/27/02 reflect the performance of the fund's Class A shares adjusted to reflect any applicable sales loads. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class C shares for such periods may have been lower.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 83.46%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.46%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of midsize companies.
The fund's portfolio managers apply a systematic, quantitative investment approach designed to identify and exploit relative misvaluations primarily within mid-cap stocks in the U.S. stock market. The portfolio managers use a proprietary valuation model that identifies and ranks stocks to construct the fund's portfolio, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. The portfolio managers construct the fund's portfolio through a systematic structured approach, focusing on stock selection as opposed to making proactive decisions as to industry or sector exposure. Within each sector and style subset, the fund overweights the most attractive stocks and underweights or zero weights the stocks that have been ranked least attractive. The fund defines "midsize companies" as companies included in the Russell Midcap Index at the time of purchase and typically will
		hold between 100 and 250 securities.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those
		companies, industries or sectors.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future
		results. More recent performance information may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if
		those charges were included, returns would have been less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 20.71% Worst Quarter Q4, 2008: -28.18%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Russell Midcap® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.49%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	946
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2002	rr_AnnualReturn2002	(11.55%)
Annual Return 2003	rr_AnnualReturn2003	31.68%
Annual Return 2004	rr_AnnualReturn2004	15.33%
Annual Return 2005	rr_AnnualReturn2005	14.40%
Annual Return 2006	rr_AnnualReturn2006	13.56%
Annual Return 2007	rr_AnnualReturn2007	(4.76%)
Annual Return 2008	rr_AnnualReturn2008	(44.73%)
Annual Return 2009	rr_AnnualReturn2009	35.24%
Annual Return 2010	rr_AnnualReturn2010	17.62%
Annual Return 2011	rr_AnnualReturn2011	(5.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1985
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1985
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 29, 1985
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.54%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 27, 2002
DREYFUS ACTIVE MIDCAP FUND (Prospectus Summary) | DREYFUS ACTIVE MIDCAP FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 27, 2002

[1]	For the fund's Class C and I shares, periods prior to 11/27/02 reflect the performance of the fund's Class A shares adjusted to reflect any applicable sales loads. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class C shares for such periods may have been lower.